REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 12: REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Operating segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, which is the Company’s chief executive officer, in deciding how to make operating decisions, allocate resources and assess performance. The Company’s chief operating decision maker allocates resources and assesses performance at the consolidated level.

b.	Geographical information

The following table summarizes revenue by region based on the shipping address of customers:

	Year ended December 31,
	2023	2022	2021
United States	$186,937	$172,733	$135,291
Rest of world	79,518	71,510	56,914
Israel	499	763	1,098
	$266,954	$245,006	$193,303

Other than the United States, no other individual country accounted for 10% or more of total revenue for the years ended December 31, 2023, 2022 and 2021.

The following table summarizes long-lived assets, net by region:
	Year ended December 31,
	2023	2022
Israel	$20,221	$11,537
United States	2,642	6,800
Rest of world	1,201	1,934
Total long-lived assets, net	$24,064	$20,271